DF Dent Midcap Growth Fund
DF Dent Midcap Growth Fund
Investment Objective
The objective of the DF Dent Midcap Growth Fund (the “Midcap Growth Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Midcap Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DF Dent Midcap Growth Fund Class C000102025
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DF Dent Midcap Growth Fund Class C000102025
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	2.84%
Total Annual Fund Operating Expenses		3.84%
Fee Waiver and/or Expense Reimbursement	[2]	2.74%
Net Annual Fund Operating Expenses		1.10%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive a portion of its fee and reimburse Midcap Growth Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Midcap Growth Fund net assets and to 0.90% on net assets exceeding $150 million for the period November 1, 2011, through October 31, 2014 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.
This Example is intended to help you compare the cost of investing in the Midcap Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Midcap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Midcap Growth Fund’s operating expenses remain the same though the fee waiver is applied in the first three years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
DF Dent Midcap Growth Fund Class C000102025	112	350

Portfolio Turnover.
The Midcap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Midcap Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Midcap Growth Fund’s performance.

Principal Investment Strategies
The Midcap Growth Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies (“80% Policy”). For these purposes, the Midcap Growth Fund’s investment adviser D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”) defines medium-sized companies as those companies with market capitalizations in the range of  $507.5 million to  $18.5 billion, which was the two‐year average of the market capitalization range of companies in the Russell Midcap Growth Index on December 31, 2009 and 2010.

The Midcap Growth Fund typically invests in U.S.-listed equity securities, including common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”). The Fund invests in equity securities of domestic companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Midcap Growth Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Midcap Growth Fund investments.

In purchasing Midcap Growth Fund investments, the Adviser’s process begins with an economic analysis of prospective Midcap Growth Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a security in the Midcap Growth Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Midcap Growth Fund due to appreciation.

Principal Investment Risks
General Market Risk.  The Midcap Growth Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Midcap Growth Fund or the Midcap Growth Fund could underperform other investments. An investment in the Midcap Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Midcap Growth Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. Investing in ADRs carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Equity Risk. The Midcap Growth Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Midcap Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Non-Diversification Risk. The Midcap Growth Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. Such non-diversification exposes the Midcap Growth Fund to greater market risk and potential monetary losses than if its assets were diversified.

Registered Investment Company and ETF Risk. Registered investment companies (including ETFs) generally entail the same risks as the individual stocks held by them. ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. By investing in another investment company or ETF, the Midcap Growth Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

REIT Risk.   The value of the Midcap Growth Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Midcap Growth Fund.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Performance Information
The Midcap Growth Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Midcap Growth Fund has been in operation for one calendar year.

DF Dent Premier Growth Fund
DF Dent Premier Growth Fund
Investment Objective
The objective of the DF Dent Premier Growth Fund (the “Premier Growth Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Premier Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DF Dent Premier Growth Fund Class C000012489
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DF Dent Premier Growth Fund Class C000012489
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		1.25%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)
Net Annual Fund Operating Expenses		1.10%
[1]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Premier Growth Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Premier Growth Fund net assets and to 0.90% on net assets exceeding $150 million for the period November 1, 2011, through October 31, 2014 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.
This Example is intended to help you compare the cost of investing in the Premier Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Premier Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Premier Growth Fund’s operating expenses remain the same though the fee waiver is applied in the first three years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DF Dent Premier Growth Fund Class C000012489	112	350	641	1,469

Portfolio Turnover.
The Premier Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Premier Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Premier Growth Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The Premier Growth Fund invests primarily in equity securities, such as common, preferred and convertible stock, of domestic companies that possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Premier Growth Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Premier Growth Fund primarily invests in medium- and large-size domestic companies. According to D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”), medium-size companies typically have market capitalizations in the range of  $1.5 billion to  $7 billion, and large-size companies typically have market capitalizations greater than  $7 billion.

The Premier Growth Fund’s investment strategy also permits the Premier Growth Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under  $1.5 billion.

If the Premier Growth Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, changes in the market capitalization of those companies in the Premier Growth Fund’s portfolio, the Premier Growth Fund will limit new investments to medium- and large-size domestic companies.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Premier Growth Fund will typically hold approximately 25-50 stocks.

In purchasing Premier Growth Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a stock in the Premier Growth Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Premier Growth Fund due to appreciation.

Principal Investment Risks
General Market Risk.  The Premier Growth Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Premier Growth Fund or the Premier Growth Fund could underperform other investments. An investment in the Premier Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.   It is important that investors closely review and understand the risks of investing in the Premier Growth Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have adverse effect on the fund.

Equity Risk. The Premier Growth Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Focused Portfolio Risk. Since the Premier Growth Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Premier Growth Fund may have a larger impact on the Fund's NAV than if the Fund were more broadly invested.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Large-Size Company Risk. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Premier Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Performance Information
The following chart and table illustrate the variability of the Premier Growth Fund’s returns as of December 31, 2010.  The chart and table provide some indication of the risks of investing in the Premier Growth Fund by showing the changes in the performance from year to year and how the Premier Growth Fund’s average annual returns for 1, 5 years and since inception compare to the S&P 500 Index, a broad measure of market performance.  Updated performance information is available at www.dfdent.com or by calling (866) 233-3368 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

The calendar year-to-date total return as of September 30, 2011 was (11.64)%

During the period shown, the highest return for a quarter was 20.09% (2nd quarter, 2009), and the lowest return was (27.35)% (4th quarter, 2008).

Average Annual Total Returns (For the periods ended December, 31, 2010.)
Average Annual Total Returns DF Dent Premier Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class C000012489	Return Before Taxes	25.30%	3.76%	6.07%	Jul 16, 2001
Class C000012489 After Taxes on Distributions	Return After Taxes on Distributions	25.30%	3.61%	5.97%	Jul 16, 2001
Class C000012489 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.45%	3.20%	5.31%	Jul 16, 2001
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	2.43%	Jul 16, 2001

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Entity Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
DF Dent Midcap Growth Fund | Class C000102025
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFDMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
DF Dent Midcap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DF Dent Midcap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the DF Dent Midcap Growth Fund (the “Midcap Growth Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Midcap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Midcap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Midcap Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Midcap Growth Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Midcap Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Midcap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Midcap Growth Fund’s operating expenses remain the same though the fee waiver is applied in the first three years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Midcap Growth Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies (“80% Policy”). For these purposes, the Midcap Growth Fund’s investment adviser D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”) defines medium-sized companies as those companies with market capitalizations in the range of  $507.5 million to  $18.5 billion, which was the two‐year average of the market capitalization range of companies in the Russell Midcap Growth Index on December 31, 2009 and 2010.

The Midcap Growth Fund typically invests in U.S.-listed equity securities, including common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”). The Fund invests in equity securities of domestic companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Midcap Growth Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Midcap Growth Fund investments.

In purchasing Midcap Growth Fund investments, the Adviser’s process begins with an economic analysis of prospective Midcap Growth Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a security in the Midcap Growth Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Midcap Growth Fund due to appreciation.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Market Risk.  The Midcap Growth Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Midcap Growth Fund or the Midcap Growth Fund could underperform other investments. An investment in the Midcap Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Midcap Growth Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. Investing in ADRs carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Equity Risk. The Midcap Growth Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Midcap Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Non-Diversification Risk. The Midcap Growth Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. Such non-diversification exposes the Midcap Growth Fund to greater market risk and potential monetary losses than if its assets were diversified.

Registered Investment Company and ETF Risk. Registered investment companies (including ETFs) generally entail the same risks as the individual stocks held by them. ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. By investing in another investment company or ETF, the Midcap Growth Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

REIT Risk.   The value of the Midcap Growth Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Midcap Growth Fund.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Midcap Growth Fund or the Midcap Growth Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Midcap Growth Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. Such non-diversification exposes the Midcap Growth Fund to greater market risk and potential monetary losses than if its assets were diversified.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Midcap Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Midcap Growth Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Midcap Growth Fund has been in operation for one calendar year.

DF Dent Premier Growth Fund | Class C000012489
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFDPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,469
2002	rr_AnnualReturn2002	(22.32%)
2003	rr_AnnualReturn2003	33.98%
2004	rr_AnnualReturn2004	17.88%
2005	rr_AnnualReturn2005	12.36%
2006	rr_AnnualReturn2006	9.38%
2007	rr_AnnualReturn2007	16.55%
2008	rr_AnnualReturn2008	(42.20%)
2009	rr_AnnualReturn2009	30.30%
2010	rr_AnnualReturn2010	25.30%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.30%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2001
DF Dent Premier Growth Fund | Class C000012489 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.30%
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2001
DF Dent Premier Growth Fund | Class C000012489 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.45%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2001
DF Dent Premier Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DF Dent Premier Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the DF Dent Premier Growth Fund (the “Premier Growth Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Premier Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Premier Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Premier Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Premier Growth Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Premier Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Premier Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Premier Growth Fund’s operating expenses remain the same though the fee waiver is applied in the first three years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Premier Growth Fund invests primarily in equity securities, such as common, preferred and convertible stock, of domestic companies that possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Premier Growth Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Premier Growth Fund primarily invests in medium- and large-size domestic companies. According to D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”), medium-size companies typically have market capitalizations in the range of  $1.5 billion to  $7 billion, and large-size companies typically have market capitalizations greater than  $7 billion.

The Premier Growth Fund’s investment strategy also permits the Premier Growth Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under  $1.5 billion.

If the Premier Growth Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, changes in the market capitalization of those companies in the Premier Growth Fund’s portfolio, the Premier Growth Fund will limit new investments to medium- and large-size domestic companies.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Premier Growth Fund will typically hold approximately 25-50 stocks.

In purchasing Premier Growth Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a stock in the Premier Growth Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Premier Growth Fund due to appreciation.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Market Risk.  The Premier Growth Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Premier Growth Fund or the Premier Growth Fund could underperform other investments. An investment in the Premier Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.   It is important that investors closely review and understand the risks of investing in the Premier Growth Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have adverse effect on the fund.

Equity Risk. The Premier Growth Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Focused Portfolio Risk. Since the Premier Growth Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Premier Growth Fund may have a larger impact on the Fund's NAV than if the Fund were more broadly invested.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Large-Size Company Risk. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Premier Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Premier Growth Fund or the Premier Growth Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Premier Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table illustrate the variability of the Premier Growth Fund’s returns as of December 31, 2010.  The chart and table provide some indication of the risks of investing in the Premier Growth Fund by showing the changes in the performance from year to year and how the Premier Growth Fund’s average annual returns for 1, 5 years and since inception compare to the S&P 500 Index, a broad measure of market performance.  Updated performance information is available at www.dfdent.com or by calling (866) 233-3368 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following chart and table illustrate the variability of the Premier Growth Fund’s returns as of December 31, 2010.  The chart and table provide some indication of the risks of investing in the Premier Growth Fund by showing the changes in the performance from year to year and how the Premier Growth Fund’s average annual returns for 1, 5 years and since inception compare to the S&P 500 Index, a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 233-3368
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dfdent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of September 30, 2011 was (11.64)%

During the period shown, the highest return for a quarter was 20.09% (2nd quarter, 2009), and the lowest return was (27.35)% (4th quarter, 2008).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.35%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December, 31, 2010.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

DF Dent Premier Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2001

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive a portion of its fee and reimburse Midcap Growth Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Midcap Growth Fund net assets and to 0.90% on net assets exceeding $150 million for the period November 1, 2011, through October 31, 2014 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.
[3]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Premier Growth Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Premier Growth Fund net assets and to 0.90% on net assets exceeding $150 million for the period November 1, 2011, through October 31, 2014 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.